LONG-TERM DEBT	9 Months Ended
Sep. 30, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%. The 2012 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness. The 2012 Notes are permissible debt under the Credit Facility.

  On July 20, 2012, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2016 to June 22, 2017. Pricing terms were amended to reflect improved current market conditions. The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth. During the three months ended September 30, 2012, the Company repaid the full $230.0 million outstanding balance on the Credit Facility (2011 — drew down $50.0 million, net). At September 30, 2012, the Credit Facility was drawn down by nil (December 31, 2011 — $320.0 million).

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. The 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness.

  The 2012 Notes and 2010 Notes also require the Company to maintain the same financial ratio and minimum tangible net worth covenants as specified by the Credit Facility. The Company was in compliance with all covenants contained within the 2012 Notes, the Credit Facility and the 2010 Notes as at September 30, 2012.

  Total long-term debt interest costs incurred during the three and nine months ended September 30, 2012 were $12.3 million (2011 — $10.7 million) and $34.7 million (2011 — $31.0 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and nine months ended September 30, 2012 were $0.3 million (2011 — $0.6 million) and $0.8 million (2011 — $0.8 million), respectively. The total outstanding long-term debt balance of $800.0 million as at September 30, 2012 is comprised of the $600.0 million 2010 Notes and the $200.0 million 2012 Notes.